Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company’s co-founder, Chairman and Chief Executive Officer, Mr. Emanuele Lauro, and the Company’s Vice President, Mr. Filippo Lauro, are members of the Lolli-Ghetti family, which owns and controls the Scorpio group of companies, or Scorpio. Scorpio includes SSM, which has provided the Company with vessel technical management services, SCM, which has provided the Company with vessel commercial management services, SSH, which provides the Company and other related entities with administrative services and services related to the acquisition of vessels, and Scorpio UK Limited, or SUK, which has provided the Company with vessel chartering services. SSH also has a majority equity interest in a port agent that has provided supply and logistical services for the Company’s vessels operating in its regions. In 2009, Mr. Emanuele Lauro also co-founded Scorpio Tankers (NYSE: STNG), a large international shipping company engaged in seaborne transportation of refined petroleum products, of which he is currently the Chairman and Chief Executive Officer. Mr. Emanuele Lauro also has a senior management position at Scorpio. The Company’s co-founder, President and Director, Mr. Robert Bugbee, is also the President and a Director of Scorpio Tankers and has a senior management position at Scorpio. The Company’s Vice President, Mr. Filippo Lauro and the Company’s Chief Operating Officer, Mr. Cameron Mackey, also hold the office of Vice President and Chief Operating Officer at Scorpio Tankers, respectively, and have senior management positions at Scorpio. From December 2018 to June 2021, Messrs. Emanuele Lauro, Robert Bugbee, Filippo Lauro and Cameron Mackey have served in similar capacities for Hermitage Offshore Services Ltd., formerly Nordic American Offshore Ltd.

Administrative Services Agreement
The Company entered into the Administrative Services Agreement with SSH for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services, as well as arranging drybulk vessel sales and drybulk purchases for the Company, including drybulk newbuildings.

Effective September 21, 2021, the Company entered into the Amendment No. 1 to Administrative Services Agreement with SSH, a related party, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which the Company reimburses SSH for the direct and indirect expenses incurred while providing such services. The services provided to the Company by SSH may be sub-contracted to other entities.

In addition, SSH has agreed with the Company not to own any vessels engaged in seabed preparation, transportation, installation, operation and maintenance activities related to offshore wind turbines so long as the Amended Administrative Services Agreement is in full force and effect. The agreement may be terminated by either party providing three months’ notice.

Master Agreement

The Company’s former dry bulk vessels were commercially managed by SCM and technically managed by SSM pursuant to the Master Agreement. SCM’s commercial management services included securing employment for the Company’s dry bulk vessels in the spot market and on time charters. SCM has also managed the Scorpio Pools (spot market-oriented vessel pools) including the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool in which most of the Company’s owned, finance leased and time chartered-in dry bulk vessels were employed and from which a significant portion of its revenue was generated. The Company typically has had balances due from the Scorpio Pools, consisting primarily of working capital, undistributed earnings and reimbursable costs. These receivables are either classified as current or non-current assets within the Condensed Consolidated Balance Sheet. The Company has also been allocated general and administrative expenses from SCM. The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were no longer customers for the six months ended June 30, 2022, due to the Company’s exit from the dry bulk business in 2021. For the six months ended June 30, 2021, the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool accounted for 33% and 53% of the Company’s total vessel revenue, respectively.
On October 20, 2021, the Company entered into a support agreement with SSM pursuant to which SSM provides technical advice and services to the Company in connection with the construction of the newbuilding WTIV at Daewoo. In consideration for these services, the Company paid SSM a fee of $671,200, and thereafter, will pay a monthly fee in the amount of $41,667. These payments are being capitalized as a cost to build the vessel and are included in Vessels under construction, on the Consolidated Balance Sheet.
The fees of certain consultants and the salaries of certain SUK employees are allocated to the Company for services performed for the Company.

The Company has paid a related party port agent for supply and logistical services, which are charged as vessel operating costs.

The Company pays a related party travel service provider for travel services, which are charged as general and administrative expenses.
In October 2018, the Company invested $100.0 million in Scorpio Tankers for approximately 54.1 million (which was subsequently adjusted to 5.4 million shares after a one-for-ten reverse stock split effected by Scorpio Tankers on January 18, 2019), or 10.9% (as of October 12, 2018), of Scorpio Tankers issued and outstanding common shares. The investment was part of a larger $337.0 million equity raise by Scorpio Tankers through a public offering of its common shares. Scorpio Tankers is a large international shipping company incorporated in the Republic of the Marshall Islands engaged in seaborne transportation of refined petroleum products. The Company and Scorpio Tankers have a number of common shareholders. They also share a number of directors and officers, including Mr. Emanuele Lauro who serves as the Chairman and Chief Executive Officer of both companies, Mr. Robert Bugbee, who serves as President and a Director of both companies, Mr. Cameron Mackey, who serves as Chief Operating Officer of both companies, and Mr. Filippo Lauro, who serves as Vice President of both companies. In May 2020, the Company sold 2.25 million shares of Scorpio Tankers for aggregate net proceeds of approximately $42.7 million. As of June 30, 2022, the Company continued to own approximately 2.16 million common shares of Scorpio Tankers. There are no other significant transactions between the Company and Scorpio Tankers. As discussed in Note 1, Organization and Basis of Presentation, this investment is accounted for under the equity method utilizing the fair value option.

As part of the Seajacks transaction, the Company issued subordinated redeemable notes totaling $70.7 million, with a final maturity of March 31, 2023 and which bear interest at 5.5% until December 31, 2021 and 8.0% afterwards, to the former owners of Seajacks, who, in the aggregate, held approximately 6.8 million common shares of the Company at June 30, 2022. The redeemable notes were repaid in May 2022.

The Company also assumed $87.7 million of subordinated, non-amortizing debt due in September 2022 and owed to financial institutions with guarantees provided by the former owners of Seajacks to whom the Company paid a fee of 0.3% of the outstanding balance through November 2021 and 5.0% afterwards. This debt was repaid in February 2022.
For the six months ended June 30, 2022 and 2021, the Company had the following transactions with related parties, which have been included in the Condensed Consolidated Statements of Operations, and the following balances with related parties at June 30, 2022 and December 31, 2021, which have been included in the Condensed Consolidated Balance Sheet (amounts in thousands):

	For the Six Months Ended June 30,
	2022	2021
Vessel revenue
Scorpio Kamsarmax Pool	$22	$10,327
Scorpio Ultramax Pool	85	4,568
Total vessel revenue	$107	$14,895
Voyage expense:
SCM	$—	$2,310
Bunker supplier	—	2,490
Total voyage expense	$—	$4,800
Vessel operating cost:
SSM	$—	$2,787
Port agent	5	238
Total vessel operating cost	$5	$3,025
General and administrative expense:
SCM	$24	$64
SSM	—	3
SSH	313	1,532
SUK	321	717
Total general and administrative expense	$658	$2,316
Income from equity investments:
Scorpio Tankers Inc.	$47,197	$23,836
Write-down on assets held for sale
SCM	$—	$4,563
SSM	—	(1,344)
SSH	—	(1,765)
Total write-down on assets held for sale	$—	$1,454
Financial expense, net
Marubeni Corporation	$804	$—
INCJ. Ltd	700	—
Mitsui O.S.K, Lines Ltd.	51	—
Total financial expense, net	$1,555	$—

	As of
	June 30, 2022	December 31, 2021
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$228	$559
Scorpio Ultramax Pool	981	1,566
SMM	—	—
Total due from related parties-current	$1,209	$2,125
Vessels under construction	$770	$—
Equity investment in Scorpio Tankers Inc.	$74,374	$27,607
Liabilities
Due to related parties-current :
SCM	$53	$107
SSH	154	—
Total due to related parties-current	$207	$107
Redeemable notes:
Marubeni Corporation	—	27,422
INCJ, Ltd.	—	23,857
Mitsui O.S.K. Lines Ltd.	—	1,736
Total redeemable notes	$—	$53,015